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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2003

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Shay Assets Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

230 West Monroe Street, Suite 2810, Chicago, IL 60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-7232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Edward E. Sammons, Jr.            President                       (312) 214-6590
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                      /s/ Edward E. Sammons, Jr.
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL              February 10, 2004
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total: $159,534
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NONE

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------


ABBOTT LABORATORIES        COMMON       002824100  4,193      90,000               X                         X
AMERICAN EXPRESS           COMMON       025816109  5,790     120,000               X                         X
ANHEUSER-BUSCH COS.        COMMON       035229103  4,206      80,000               X                         X
AUTOMATIC DATA PROCESSING  COMMON       053015103  6,195     157,000               X                         X
BERKSHIRE  HATHAWAY        CLASS A      084670108  8,434       100                 X                         X
CINTAS CORP.               COMMON       172908105  5,517     110,000               X                         X
COCA-COLA COMPANY          COMMON       191216100  7,854     155,000               X                         X
EXXON MOBIL CORP.          COMMON       30231G102  6,134     150,000               X                         X
FIRST DATA CORP.           COMMON       319963104  5,326     130,000               X                         X
FREDDIE MAC                COMMON       313400301  1,452      25,000               X                         X
GANNETT CO. INC.           COMMON       364730101  6,238      70,000               X                         X
GENERAL DYNAMICS CORP.     COMMON       369550108  5,599      62,000               X                         X
GENERAL ELECTRIC CO.       COMMON       369604103  5,869     190,000               X                         X
GILLETTE CO.               COMMON       375766102  4,214     115,000               X                         X
HARLEY-DAVIDSON INC.       COMMON       412822108  5,475     115,000               X                         X
HOME DEPOT INC.            COMMON       437076102  4,959     140,000               X                         X
ILLINOIS TOOL WORKS        COMMON       452308109  5,617      67,000               X                         X
JOHNSON & JOHNSON          COMMON       478160104  6,032     117,000               X                         X
MERCK & CO. INC.           COMMON       589331107  3,997      87,000               X                         X




MICROSOFT CORP.            COMMON       594918104  4,956     180,000               X                         X
OMNICOM GROUP              COMMON       681919106  6,109      70,000               X                         X
PFIZER INC.                COMMON       717081103  6,519     185,000               X                         X
PITNEY BOWES INC.          COMMON       724479100  3,035      75,000               X                         X
PROCTER & GAMBLE CO.       COMMON       742718109  5,989      60,000               X                         X
STATE STREET CORP.         COMMON       857477103  5,994     115,000               X                         X
SYSCO CORPORATION          COMMON       871829107  6,074     163,000               X                         X
WAL-MART STORES INC.       COMMON       931142103  6,090     115,000               X                         X
WASHINGTON MUTUAL INC.     COMMON       939322103  1,808      45,000               X                         X
WENDY'S INTERNATIONAL INC. COMMON       950590109  4,707     120,000               X                         X
WRIGLEY (WM.) JR. CO.      COMMON       982526105  5,152      92,000               X                         X
         TOTAL                                   159,534